POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED OR REVISED, IF APPLICABLE, AND TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018, AS PREVIOUSLY SUPPLEMENTED, IF APPLICABLE, OF:

PowerShares 1-30 Laddered Treasury Portfolio	PowerShares PureBetaSM FTSE Emerging Markets Portfolio
PowerShares California AMT-Free Municipal Bond Portfolio	PowerShares PureBetaSM MSCI USA Portfolio
PowerShares CEF Income Composite Portfolio	PowerShares PureBetaSM MSCI USA Small Cap Portfolio
PowerShares China All-Cap Portfolio	PowerShares PureBetaSM US Aggregate Bond Portfolio
PowerShares China Real Estate Portfolio	PowerShares Russell 1000 Enhanced Equal Weight Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio	PowerShares Russell 1000 Equal Weight Portfolio
PowerShares DWA Developed Markets Momentum Portfolio	PowerShares Russell 1000 Low Beta Equal Weight Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio	PowerShares S&P 500 Enhanced Value Portfolio
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	PowerShares S&P 500 Minimum Variance Portfolio
PowerShares DWA SmallCap Momentum Portfolio	PowerShares S&P 500 Momentum Portfolio
PowerShares DWA Tactical Multi-Asset Income Portfolio	PowerShares S&P 500 Value With Momentum Portfolio
PowerShares DWA Tactical Sector Rotation Portfolio	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio
PowerShares Emerging Markets Infrastructure Portfolio	PowerShares S&P 500® High Beta Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares S&P 500® High Dividend Low Volatility Portfolio
PowerShares Frontier Markets Portfolio	PowerShares S&P 500® Low Volatility Portfolio
PowerShares FTSE International Low Beta Equal Weight Portfolio	PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares S&P Emerging Markets Momentum Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	PowerShares S&P Global Dividend Opportunities Index Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares S&P Global Water Index Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares S&P International Developed High Dividend Low Volatility Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio	PowerShares S&P International Developed Low Volatility Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	PowerShares S&P International Developed Momentum Portfolio
PowerShares Global Agriculture Portfolio	PowerShares S&P International Developed Quality Portfolio
PowerShares Global Clean Energy Portfolio	PowerShares S&P MidCap Low Volatility Portfolio
PowerShares Global Gold and Precious Metals Portfolio	PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares Global Short Term High Yield Bond Portfolio	PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares Global Water Portfolio	PowerShares S&P SmallCap Energy Portfolio
PowerShares International BuyBack AchieversTM Portfolio	PowerShares S&P SmallCap Financials Portfolio
PowerShares International Corporate Bond Portfolio	PowerShares S&P SmallCap Health Care Portfolio
PowerShares KBW Bank Portfolio	PowerShares S&P SmallCap High Dividend Low Volatility Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio	PowerShares S&P SmallCap Industrials Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio	PowerShares S&P SmallCap Information Technology Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio	PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares KBW Regional Banking Portfolio	PowerShares S&P SmallCap Materials Portfolio
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	PowerShares S&P SmallCap Quality Portfolio
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio	PowerShares S&P SmallCap Utilities Portfolio
PowerShares MSCI Global Timber Portfolio	PowerShares Senior Loan Portfolio
PowerShares National AMT-Free Municipal Bond Portfolio	PowerShares Shipping Portfolio
PowerShares New York AMT-Free Municipal Bond Portfolio	PowerShares Taxable Municipal Bond Portfolio
PowerShares Preferred Portfolio	PowerShares Treasury Collateral Portfolio
PowerShares PureBetaSM 0-5 Yr US TIPS Portfolio	PowerShares Variable Rate Preferred Portfolio
PowerShares PureBetaSM FTSE Developed ex-North America Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
PowerShares Zacks International Multi-Asset Income Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Fund Trust II (the “Trust”) approved changing the Funds’ names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares 1-30 Laddered Treasury Portfolio	Invesco 1-30 Laddered Treasury ETF
PowerShares California AMT-Free Municipal Bond Portfolio	Invesco California AMT-Free Municipal Bond ETF
PowerShares CEF Income Composite Portfolio	Invesco CEF Income Composite ETF
PowerShares China All-Cap Portfolio	Invesco China All-Cap ETF
PowerShares China Real Estate Portfolio	Invesco China Real Estate ETF
PowerShares Chinese Yuan Dim Sum Bond Portfolio	Invesco Chinese Yuan Dim Sum Bond ETF
PowerShares DWA Developed Markets Momentum Portfolio	Invesco DWA Developed Markets Momentum ETF
PowerShares DWA Emerging Markets Momentum Portfolio	Invesco DWA Emerging Markets Momentum ETF
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	Invesco DWA Momentum & Low Volatility Rotation ETF
PowerShares DWA SmallCap Momentum Portfolio	Invesco DWA SmallCap Momentum ETF
PowerShares DWA Tactical Multi-Asset Income Portfolio	Invesco DWA Tactical Multi-Asset Income ETF
PowerShares DWA Tactical Sector Rotation Portfolio	Invesco DWA Tactical Sector Rotation ETF
PowerShares Emerging Markets Infrastructure Portfolio	Invesco Emerging Markets Infrastructure ETF
PowerShares Emerging Markets Sovereign Debt Portfolio	Invesco Emerging Markets Sovereign Debt ETF
PowerShares Frontier Markets Portfolio	Invesco Frontier Markets ETF
PowerShares FTSE International Low Beta Equal Weight Portfolio	Invesco FTSE International Low Beta Equal Weight ETF
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	Invesco FTSE RAFI Asia Pacific ex-Japan ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
PowerShares FTSE RAFI Emerging Markets Portfolio	Invesco FTSE RAFI Emerging Markets ETF
PowerShares Fundamental High Yield® Corporate Bond Portfolio	Invesco Fundamental High Yield® Corporate Bond ETF
PowerShares Fundamental Investment Grade Corporate Bond Portfolio	Invesco Fundamental Investment Grade Corporate Bond ETF
PowerShares Global Agriculture Portfolio	Invesco Global Agriculture ETF
PowerShares Global Clean Energy Portfolio	Invesco Global Clean Energy ETF
PowerShares Global Gold and Precious Metals Portfolio	Invesco Global Gold and Precious Metals ETF
PowerShares Global Short Term High Yield Bond Portfolio	Invesco Global Short Term High Yield Bond ETF
PowerShares Global Water Portfolio	Invesco Global Water ETF
PowerShares International BuyBack AchieversTM Portfolio	Invesco International BuyBack AchieversTM ETF
PowerShares International Corporate Bond Portfolio	Invesco International Corporate Bond ETF
PowerShares KBW Bank Portfolio	Invesco KBW Bank ETF
PowerShares KBW High Dividend Yield Financial Portfolio	Invesco KBW High Dividend Yield Financial ETF
PowerShares KBW Premium Yield Equity REIT Portfolio	Invesco KBW Premium Yield Equity REIT ETF
PowerShares KBW Property & Casualty Insurance Portfolio	Invesco KBW Property & Casualty Insurance ETF
PowerShares KBW Regional Banking Portfolio	Invesco KBW Regional Banking ETF
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	Invesco LadderRite 0-5 Year Corporate Bond ETF
PowerShares MSCI Emerging Markets Equal Country Weight Portfolio	Invesco MSCI Emerging Markets Equal Country Weight ETF
PowerShares MSCI Global Timber Portfolio	Invesco MSCI Global Timber ETF
PowerShares National AMT-Free Municipal Bond Portfolio	Invesco National AMT-Free Municipal Bond ETF
PowerShares New York AMT-Free Municipal Bond Portfolio	Invesco New York AMT-Free Municipal Bond ETF
PowerShares Preferred Portfolio	Invesco Preferred ETF
PowerShares PureBetaSM 0-5 Yr US TIPS Portfolio	Invesco PureBetaSM 0-5 Yr US TIPS ETF
PowerShares PureBetaSM FTSE Developed ex-North America Portfolio	Invesco PureBetaSM FTSE Developed ex-North America ETF
PowerShares PureBetaSM FTSE Emerging Markets Portfolio	Invesco PureBetaSM FTSE Emerging Markets ETF
PowerShares PureBetaSM MSCI USA Portfolio	Invesco PureBetaSM MSCI USA ETF
PowerShares PureBetaSM MSCI USA Small Cap Portfolio	Invesco PureBetaSM MSCI USA Small Cap ETF
PowerShares PureBetaSM US Aggregate Bond Portfolio	Invesco PureBetaSM US Aggregate Bond ETF
PowerShares Russell 1000 Enhanced Equal Weight Portfolio	Invesco Russell 1000 Enhanced Equal Weight ETF
PowerShares Russell 1000 Equal Weight Portfolio	Invesco Russell 1000 Equal Weight ETF
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	Invesco Russell 1000 Low Beta Equal Weight ETF
PowerShares S&P 500 Enhanced Value Portfolio	Invesco S&P 500 Enhanced Value ETF
PowerShares S&P 500 Minimum Variance Portfolio	Invesco S&P 500 Minimum Variance ETF
PowerShares S&P 500 Momentum Portfolio	Invesco S&P 500 Momentum ETF
PowerShares S&P 500 Value With Momentum Portfolio	Invesco S&P 500 Value With Momentum ETF
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
PowerShares S&P 500® High Beta Portfolio	Invesco S&P 500® High Beta ETF

CURRENT NAME	NEW NAME
PowerShares S&P 500® High Dividend Low Volatility Portfolio	Invesco S&P 500® High Dividend Low Volatility ETF
PowerShares S&P 500® Low Volatility Portfolio	Invesco S&P 500® Low Volatility ETF
PowerShares S&P Emerging Markets Low Volatility Portfolio	Invesco S&P Emerging Markets Low Volatility ETF
PowerShares S&P Emerging Markets Momentum Portfolio	Invesco S&P Emerging Markets Momentum ETF
PowerShares S&P Global Dividend Opportunities Index Portfolio	Invesco S&P Global Dividend Opportunities Index ETF
PowerShares S&P Global Water Index Portfolio	Invesco S&P Global Water Index ETF
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	Invesco S&P International Developed High Dividend Low Volatility ETF
PowerShares S&P International Developed Low Volatility Portfolio	Invesco S&P International Developed Low Volatility ETF
PowerShares S&P International Developed Momentum Portfolio	Invesco S&P International Developed Momentum ETF
PowerShares S&P International Developed Quality Portfolio	Invesco S&P International Developed Quality ETF
PowerShares S&P MidCap Low Volatility Portfolio	Invesco S&P MidCap Low Volatility ETF
PowerShares S&P SmallCap Consumer Discretionary Portfolio	Invesco S&P SmallCap Consumer Discretionary ETF
PowerShares S&P SmallCap Consumer Staples Portfolio	Invesco S&P SmallCap Consumer Staples ETF
PowerShares S&P SmallCap Energy Portfolio	Invesco S&P SmallCap Energy ETF
PowerShares S&P SmallCap Financials Portfolio	Invesco S&P SmallCap Financials ETF
PowerShares S&P SmallCap Health Care Portfolio	Invesco S&P SmallCap Health Care ETF
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	Invesco S&P SmallCap High Dividend Low Volatility ETF
PowerShares S&P SmallCap Industrials Portfolio	Invesco S&P SmallCap Industrials ETF
PowerShares S&P SmallCap Information Technology Portfolio	Invesco S&P SmallCap Information Technology ETF
PowerShares S&P SmallCap Low Volatility Portfolio	Invesco S&P SmallCap Low Volatility ETF
PowerShares S&P SmallCap Materials Portfolio	Invesco S&P SmallCap Materials ETF
PowerShares S&P SmallCap Quality Portfolio	Invesco S&P SmallCap Quality ETF
PowerShares S&P SmallCap Utilities Portfolio	Invesco S&P SmallCap Utilities ETF
PowerShares Senior Loan Portfolio	Invesco Senior Loan ETF
PowerShares Shipping Portfolio	Invesco Shipping ETF
PowerShares Taxable Municipal Bond Portfolio	Invesco Taxable Municipal Bond ETF
PowerShares Treasury Collateral Portfolio	Invesco Treasury Collateral ETF
PowerShares Variable Rate Preferred Portfolio	Invesco Variable Rate Preferred ETF
PowerShares VRDO Tax-Free Weekly Portfolio	Invesco VRDO Tax-Free Weekly ETF
PowerShares Zacks International Multi-Asset Income Portfolio	Invesco Zacks International Multi-Asset Income ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

In addition, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust

PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust

PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust

PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.

Please Retain This Supplement for Future Reference.

P-BRAND-SUP-2 042018

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